Debt - Schedule of maturities of the debt (Details) - Dec. 31, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Debt
2024	¥ 92,653	$ 13,050
2025	2,827	398
2026	2,802	395
2027	1,361	192
2028	543	76
Total	¥ 100,186	$ 14,111